CONTINGENT LIABILITY (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019	Jun. 27, 2018
Loss Contingency [Abstract]
Business Combination, Liabilities Arising from Contingencies, Amount Recognized						$ 1,000,000
Business Combination, Contingent Consideration, Liability, Current	$ 150,000		$ 150,000		$ 150,000	1,000,000	$ 678,111
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	0	$ 0	0	$ 0	0	$ 321,889
Payment for Contingent Consideration Liability, Operating Activities			850,000		850,000
Deposit Assets	$ 150,000		$ 150,000		$ 150,000